[LOGO]
                                    GUARDIAN

                                                SEMI-ANNUAL
                                                REPORT TO
                                                CONTRACTOWNERS

                                                June 30, 2000

                          VALUE GUARD

                          THE GUARDIAN/VALUE LINE
                          SEPARATE ACCOUNT


                                  THE GUARDIAN INSURANCE &
                                  ANNUITY COMPANY, INC.

                                  A wholly owned subsidiary of
                                  The Guardian Life Insurance Company of America

                                  EXECUTIVE OFFICE
                                  7 Hanover Square
                                  New York, New York 10004

                                  CUSTOMER SERVICE OFFICE
                                  P.O. Box 26210
                                  Lehigh Valley, Pennsylvania 18002-6210
                                  1-800-221-3253

                                  Distributed by:
                                  GUARDIAN INVESTOR SERVICES CORPORATION(R)

--------------------------------------------------------------------------------
Performance Summary
-------------------

--------------------------------------------------------------------------------

INVESTMENT OPTION                                                 TOTAL RETURNS*
-----------------                                                 --------------

The Guardian Park Avenue Fund .......................................  2.37%
Value Line Leveraged Growth Investors ...............................  1.38%
Value Line Special Situations Fund ..................................  7.55%
Value Line Fund ..................................................... -1.06%
Value Line Income Fund ..............................................  2.36%
Value Line U.S. Govt. Securities Fund ...............................  1.11%
Value Line Cash Fund ................................................  2.26%

--------------------------------------------------------------------------------

FIXED-RATE OPTION

     The rates of interest for amounts deposited or renewed (on a contract anniversary) in the Fixed-Rate Option for the month of January 2000 was 5.00% and for the months of February to May 2000 was 5.25%, and for the month of June 2000 was 5.50%.

      Rates paid by the Fixed-Rate Option are subject to change at any time, and may be higher or lower for new deposits or renewals, but are guaranteed from the date of deposit or renewal to the next contract anniversary.

--------------------------------------------------------------------------------

* The chart above shows the total returns for each investment option under Value Guard based on the percentage change in unit values during the period January 1, 2000 through June 30, 2000. In contrast to the returns presented elsewhere, changes in unit values reflect the effects of mortality and expense risk charges as well as each option's expenses to give you a better picture of an investment option's performance under the contract. Total return performance figures stated above do not, however, reflect the annual contract administration charge or possible withdrawal charges. Deduction of these amounts would reduce the stated total returns. Past performance is not a guarantee of future results. Investment returns and principal value will vary with market conditions.

     You will receive, under a separate cover, annual reports for the Value Line funds (available under Value Guard) shortly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEAR CONTRACTOWNER:
-------------------


[PHOTO OMITTED}

Joseph D. Sargent, CLU
President and CEO

     As President and Chief Executive Officer of The Guardian Insurance & Annuity Company, Inc., and its parent, The Guardian Life Insurance Company of America, I am pleased to send you this Semi-Annual Report on the performance of your Value Guard contract's separate account and its underlying variable investment options during the first half of the year.

HELPING YOU REACH YOUR GOALS

     As an owner of a variable annuity, you are among a rapidly growing group of people who are planning for their future with a retirement product that is linked to the investment markets. A variable annuity, such as Value Guard, may be one of the best ways to prepare for your retirement and because of the benefits it offers, may help you reach your goals faster.

     This Report tells you how each investment option available in your contract has performed. Also included is a letter from Frank J. Jones, Ph.D., our chief investment officer, and interviews with the portfolio managers of the funds that comprise our investment options. These materials discuss the current economic environment as well as specific issues that may impact your investment strategy.

     I am confident that this information will be invaluable to you as you assess your financial situation and investment strategies.

     Thank you for selecting Guardian to assist you in investing for your future.


Sincerely,


/s/ JOSEPH D. SARGENT, CLU
--------------------------
Joseph D. Sargent, CLU
President and Chief Executive Officer
The Guardian Insurance & Annuity Company, Inc.


--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
-----------------


   --------------------------------------------------------------------------
     THE GUARDIAN PARK AVENUE FUND

   --------------------------------------------------------------------------
       PORTFOLIO MANAGERS INTERVIEW                                      4

   --------------------------------------------------------------------------
       FUND PROFILE                                                      5

   --------------------------------------------------------------------------
       SCHEDULE OF INVESTMENTS                                           8

   --------------------------------------------------------------------------
     FINANCIALS

   --------------------------------------------------------------------------
       THE GUARDIAN PARK AVENUE FUND                                    11

   --------------------------------------------------------------------------
       THE GUARDIANN/VALUE LINE SEPARATE ACCOUNT                        18
         FOR VALUE GUARD CONTRACTOWNERS

   --------------------------------------------------------------------------
       THE GUARDIAN VARIABLE ACCOUNT 1                                  25
         FOR VARIABLE ACCOUNT 1 CONTRACTOWNERS

   --------------------------------------------------------------------------
       THE GUARDIAN VARIABLE ACCOUNT 2                                  26
         FOR VARIABLE ACCOUNT 2 CONTRACTOWNERS

   --------------------------------------------------------------------------
       COMBINED NOTES TO FINANCIAL STATEMENTS FOR                       27
         VARIABLE ACCOUNT 1 & 2
   --------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments offered through The Guardian Insurance & Annuity Company, Inc. are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. They involve investment risk, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------
[PHOTOS OMITTED]

Larry Luxenberg, C.F.A.
Co-Portfolio Manager

John B. Murphy, C.F.A.
Co-Portfolio Manager

Mark Dunetz
Co-Portfolio Manager


OBJECTIVE:   Long-term growth of capital

PORTFOLIO:   At least 80% common stocks and securities convertible into common stocks

INCEPTION:   June 1, 1972

NET ASSETS AT JUNE 30, 2000:   $3,952,489,952

Q. HOW HAS THE FUND PERFORMED DURING THE FIRST HALF OF 2000?

A. By any standard, this has been a tumultuous year for the stock market. After the first two weeks of January, veteran stock market analysts were already asserting that this was one of the most volatile periods in stock market history. The rest of the first half has done nothing to change this view. Given such volatility, any tally of performance can quickly change. Nonetheless, over the six months, The Guardian Park Avenue Fund was up 2.88%(1) while the S&P 500 Index(2) was down 0.42%. While the absolute returns are low by recent standards--both the Fund and the S&P 500 Index have returned more than 20 percent annually for an unprecedented five consecutive years--they are still impressive in relative terms.

Q. WHAT WAS YOUR INVESTMENT STRATEGY DURING THIS TIME?

A. The volatility of the first half of the year strengthened our beliefs in three things. First, it is important to take a long-term outlook. Second, timing the market is exceedingly difficult. Third, investing in good companies pays off eventually.

   In a fickle market, it's easy to get caught up in the almost daily mood swings and give up too quickly on sound investment ideas. Moreover, many studies have shown that missing just a few days during strong market rallies greatly diminishes long-term returns. To cite just two examples: a study by Sanford Bernstein & Co. showed that if investors were out of the market for the ten best days from 1980 to 1994, they missed more than one-quarter of the total S&P 500 returns. If they missed only forty days (fewer than three per year) during that period, they lost nearly two-thirds of total returns. In a more recent example, April was the third worst month in the entire history of the NASDAQ Composite Index(3) while June was the third best month.

--------------------------------------------------------------------------------
"The volatility of the first half of the year strengthened our beliefs in three things. First, it is important to take a long-term outlook. Second, timing the market is exceedingly difficult. Third, investing in good companies pays off eventually."
--------------------------------------------------------------------------------

   Our portfolio continues to emphasize large-cap growth stocks, although over the last year, we have added to our weightings in mid- and small-cap stocks. We plan to continue adding selected small and mid-cap companies with promising fundamentals.

Q. WHAT IS YOUR OUTLOOK FOR THE SECOND HALF OF 2000?

A. Despite the market's first-half gyrations, we believe that the outlook for stocks is still positive. Most importantly, the domestic and global economies remain sound. At year-end, central banks eased monetary conditions to accommodate concerns about Y2K disruptions. This interrupted a period of global tightening and may have contributed to an unusually strong first quarter. Concerns about the economy overheating and rising inflation have been put to rest, at least temporarily. Now, with the central banks relegated to the sidelines and growth still solid but slowing, it looks promising for stocks. As recent actions show, policy errors have not been banished from Washington but with only one short recession in eighteen years, somebody is doing something right.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5% except where noted. Total return figures for Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so that actual returns would have been somewhat lower.

(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks.

--------------------------------------------------------------------------------
4

   Meanwhile, technological change around the globe is, if anything, accelerating. Mobile communications, both voice and data, are proliferating. Internet traffic is doubling every quarter. The completion of the mapping of the human genome is characteristic of great strides being made in the life sciences. Corporations, freed from the drag of Y2K spending, can now update their internal systems and plenty of innovative software and hardware is available. Companies such as Cisco and Microsoft have converted most of their internal systems to digital ones and realized tremendous efficiences as well as greatly improved access to timely information.

   While the short-term outlook is always difficult to gauge, the long-term view still looks good. In our view, it would be premature to sound the death knell for the longest-running bull market of our lifetimes.

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------

--------------------------------------------------------------------------------
                      TOP TEN HOLDINGS AS OF JUNE 30, 2000

       COMPANY                                     PERCENT OF TOTAL NET ASSETS
--------------------------------------------------------------------------------
     1.  Microsoft Corp.                                                  3.94%
--------------------------------------------------------------------------------
     2.  Intel Corp.                                                      3.87%
--------------------------------------------------------------------------------
     3.  Cisco Systems, Inc.                                              3.48%
--------------------------------------------------------------------------------
     4.  General Electric Co.                                             3.45%
--------------------------------------------------------------------------------
     5.  Citigroup, Inc.                                                  2.92%
--------------------------------------------------------------------------------
     6.  Nortel Networks Corp                                             2.67%
--------------------------------------------------------------------------------
     7.  Oracle Corp.                                                     2.12%
--------------------------------------------------------------------------------
     8.  EMC Corp.                                                        2.05%
--------------------------------------------------------------------------------
     9.  Int'l. Business Machines                                         2.05%
--------------------------------------------------------------------------------
    10.  Xilinx, Inc.                                                     1.48%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------

                              SECTOR WEIGHTINGS OF
                               COMMON STOCKS HELD
                          BY THE FUND ON JUNE 30, 2000

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

          UTILITIES                                              0.21%
          CONSUMER CYCLICALS                                     2.52%
          CASH                                                   2.58%
          CONSUMER SERVICES                                      3.36%
          CAPITAL GOODS                                          4.82%
          CONSUMER STAPLES                                       5.47%
          ENERGY                                                 7.79%
          FINANCIALS                                            10.66%
          TELECOMMUNICATIONS                                    18.04%
          TECHNOLOGY                                            44.55%

-----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED JUNE 30, 2000

                                                    Inception                                                              Since
                                                     Date             1 Year           5 Years          10 Years         Inception
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with sales charge)                   6/1/72            18.36%           24.15%            19.75%           17.07%
At Net Asset Value (without sales charge)                              23.93%           25.30%            20.30%           17.27%
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares (with sales charge)                   5/1/96            19.12%              N/A               N/A           23.62%
At Net Asset Value (without sales charge)                              22.70%              N/A               N/A           24.50%
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                           7.24%           23.78%            17.75%           13.55%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                               [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

                                                                    1999
                                                                  --------
     The Guardian Park Avenue Fund (Class A)                      $876,333
     S&P 500 Index                                                $354,761
     Cost of Living                                               $ 41,204

PERFORMANCE FOR CLASS B SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $876,333 on June 30, 2000. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P Index, a similar hypothetical investment would now be worth $354,761. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

O THE GUARDIAN PARK AVENUE FUND

-------------------------------------------------------------------------------
COMMON STOCKS -- 96.2%
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 1.3%
    195,800   Corning, Inc.                                      $   52,841,525
-------------------------------------------------------------------------------
BIOTECHNOLOGY -- 4.1%
     89,500   Affymetrix, Inc.*                                      14,778,688
    309,400   Amgen, Inc.*                                           21,735,350
    191,000   Cephalon, Inc.*                                        11,436,125
    265,300   Enzon, Inc.*                                           11,275,250
     72,700   Genentech, Inc.*                                       12,504,400
    188,200   Human Genome Sciences, Inc.*                           25,101,175
    120,900   Immunex Corp.*                                          5,976,994
    164,800   MedImmune, Inc.*                                       12,195,200
    193,000   Millenium Pharmaceuticals, Inc.*                       21,591,875
     35,700   Myriad Genetics, Inc.*                                  5,286,389
    121,000   Sepracor, Inc.*                                        14,595,625
     64,300   Vertex Pharmaceuticals, Inc.*                           6,775,613
                                                                 --------------
                                                                    163,252,684
-------------------------------------------------------------------------------
BROADCASTING -- 0.3%
    306,500   Infinity Broadcasting Corp.*                           11,168,094
-------------------------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 0.3%
     74,600   Amdocs Ltd.*                                            5,725,550
    137,800   Amkor Technology, Inc.*                                 4,866,062
                                                                 --------------
                                                                     10,591,612
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 12.7%
    125,000   Adobe Systems, Inc.                                    16,250,000
    105,600   Advent Software, Inc.*                                  6,811,200
    433,000   BEA Systems, Inc.*                                     21,406,438
    229,300   BroadVision, Inc.*                                     11,651,306
     44,400   Check Point Software Technologies Ltd.*                 9,401,700
    104,800   Computer Associates Int'l., Inc.                        5,364,450
     44,500   i2 Technologies, Inc.*                                  4,639,820
    176,600   Inktomi Corp.*                                         20,882,950
    119,500   Mercator Software, Inc.*                                8,215,625
    186,000   Mercury Interactive Corp.*                             17,995,500
    102,000   Micromuse, Inc.*                                       16,879,406
  1,946,545   Microsoft Corp.*                                      155,723,600
    995,000   Oracle Corp.*                                          83,642,188
    101,000   Rational Software Corp.*                                9,386,688
    322,300   Saga Systems, Inc.*                                     4,008,606
    174,900   Siebel Systems, Inc.*                                  28,607,081
    254,200   Symantec Corp.*                                        13,710,912
    149,700   TIBCO Software, Inc.*                                  16,052,986
    178,530   VeriSign, Inc.*                                        31,510,545
     90,525   VERITAS Software Corp.*                                10,230,739
    188,400   Vitria Technology, Inc.*                               11,515,950
                                                                 --------------
                                                                    503,887,690
-------------------------------------------------------------------------------
COMPUTER SYSTEMS -- 9.7%
    304,200   Apple Computer, Inc.*                                  15,932,475
    598,100   Compaq Computer Corp.                                  15,288,931
     89,400   Comverse Technology, Inc.*                              8,314,200
    930,700   Dell Computer Corp.*                                   45,895,144
    144,800   Efficient Networks, Inc.*                              10,651,850
  1,053,600   EMC Corp.*                                             81,061,350
    375,300   Hewlett Packard Co.                                    46,865,587
    739,000   Int'l. Business Machines                               80,966,688
     70,400   Network Appliance, Inc.*                                5,667,200
    214,000   NVIDIA Corp.*                                          13,602,375
     55,900   QLogic Corp.*                                           3,692,894
     77,600   SanDisk Corp.*                                          4,748,150
    564,800   Sun Microsystems, Inc.*                                51,361,500
                                                                 --------------
                                                                    384,048,344
-------------------------------------------------------------------------------
DRUGS AND HOSPITALS -- 0.9%
    265,800   Andrx Corp.*                                           16,990,434
    206,300   Regeneron Pharmaceuticals, Inc.*                        6,150,319
    517,200   Tenet Healthcare Corp.                                 13,964,400
                                                                 --------------
                                                                     37,105,153
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 4.8%
    164,800   American Power Conversion Corp.*                        6,725,900
    185,900   Arrow Electronics, Inc.*                                5,762,900
    127,000   Avnet, Inc.                                             7,524,750
    195,480   Flextronics Int'l. Ltd.*                               13,427,033
  2,571,900   General Electric Co.                                  136,310,700
    487,400   SCI Systems, Inc.*                                     19,099,987
                                                                 --------------
                                                                    188,851,270
-------------------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.5%
     99,800   Jabil Circuit, Inc.*                                    4,952,575
     41,500   PerkinElmer, Inc.*                                      2,676,966
    131,400   Sanmina Corp.*                                         11,234,700
                                                                 --------------
                                                                     18,864,241
-------------------------------------------------------------------------------
ELECTRONICS-SEMICONDUCTORS -- 8.5%
    354,000   Analog Devices, Inc.*                                  26,904,000
    331,400   Atmel Corp.*                                           12,220,375
    232,000   AVX Corp.                                               5,321,500
    161,400   Burr-Brown Corp.*                                      13,991,363
     85,500   Chartered Semiconductor Mfg. Ltd.*                      7,695,000
     54,300   Cree, Inc.*                                             7,249,050
     43,000   EPCOS AG*                                               4,235,500
    166,300   Integrated Device Technology, Inc.*                     9,957,213
  1,142,800   Intel Corp.                                           152,778,075
     36,900   Intersil Hldgs. Corp.*                                  1,994,906
    240,000   Int'l. Rectifier Corp.*                                13,440,000
    846,600   LSI Logic Corp.*                                       45,822,225
    139,500   LTX Corp.*                                              4,873,781
    145,500   Microchip Technology, Inc.*                             8,477,648
    124,200   Palm, Inc.*                                             4,145,175
    143,400   STMicroelectronics N.V.                                 9,204,488
    177,792   Taiwan Semiconductor Mfg. Co.
                Ltd. ADS*                                             6,889,440
     62,500   Taiwan Semiconductor Mfg. Co. Ltd.
                ADS (new)*                                            2,425,781
                                                                 --------------
                                                                    337,625,520
-------------------------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.1%
    166,700   Tosco Corp.                                             4,719,694
-------------------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 2.4%
  1,276,700   Walt Disney Co.*                                       49,551,919
    209,800   Time Warner, Inc.                                      13,505,875
    453,976   Viacom, Inc.*                                          30,955,488
                                                                 --------------
                                                                     94,013,282
-------------------------------------------------------------------------------
FINANCIAL-BANKS -- 3.8%
    325,300   Bank of New York, Inc.*                                15,126,450
  1,916,000   Citigroup, Inc.                                       115,439,000
    414,900   Mellon Financial Corp.*                                15,117,919
    173,019   Premier National Bancorp, Inc.                          2,249,247
                                                                 --------------
                                                                    147,932,616
-------------------------------------------------------------------------------
FINANCIAL-OTHER -- 4.6%
    463,500   American Express Co.                                   24,159,937
    280,000   Countrywide Credit Industries, Inc.*                    8,487,500
    218,666   Legg Mason, Inc.                                       10,933,300
    394,700   Lehman Brothers Hldgs., Inc.                           37,323,819
    295,500   Merrill Lynch & Co., Inc.                              33,982,500
    615,400   Morgan Stanley Dean Witter & Co.                       51,232,050
    466,357   Charles Schwab Corp.                                   15,681,271
                                                                 --------------
                                                                    181,800,377
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
* Non-income producing security.             See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
FINANCIAL-THRIFT -- 0.8%
    347,400   Charter One Financial, Inc.                        $    7,990,200
    380,100   Golden West Financial Corp.*                           15,512,831
    248,800   Washington Mutual, Inc.*                                7,184,100
                                                                 --------------
                                                                     30,687,131
-------------------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 0.8%
    140,500   Best Buy, Inc.*                                         8,886,625
     28,200   Borders Group, Inc.*                                      438,862
    300,000   Starbucks Corp.*                                       11,456,250
    273,000   United Stationers, Inc.*                                8,838,375
                                                                 --------------
                                                                     29,620,112
-------------------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.2%
     91,300   Omnicom Group, Inc.                                     8,131,406
-------------------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.3%
    165,900   Coastal Corp.                                          10,099,163
-------------------------------------------------------------------------------
OIL AND GAS PRODUCING -- 1.9%
    309,200   Apache Corp.                                           18,184,825
    232,600   Burlington Resources, Inc.                              8,896,950
    225,400   EOG Resources, Inc.*                                    7,550,900
    241,200   Newfield Exploration Co.*                               9,436,950
    501,200   Talisman Energy, Inc.*                                 16,602,250
    152,100   Vastar Resources, Inc.                                 12,491,213
                                                                 --------------
                                                                     73,163,088
-------------------------------------------------------------------------------
OIL AND GAS SERVICES -- 2.7%
    160,900   B.J. Svcs. Co.*                                        10,056,250
    172,300   Cooper Cameron Corp.*                                  11,371,800
    203,600   Global Marine, Inc.*                                    5,738,975
    289,800   Halliburton Co.                                        13,674,938
    281,200   Noble Drilling Corp.*                                  11,581,925
    395,400   Santa Fe Int'l. Corp.                                  13,814,287
    268,200   Schlumberger Ltd.                                      20,014,425
    152,609   Transocean Sedco Forex, Inc.                            8,155,043
    305,500   Weatherford Int'l., Inc.*                              12,162,719
                                                                 --------------
                                                                    106,570,362
-------------------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 0.2%
    165,000   Kerr-McGee Corp.                                        9,724,688
-------------------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 2.6%
    699,700   Exxon Mobil Corp.                                      54,926,450
    799,200   Royal Dutch Petroleum Co.                              49,200,750
                                                                 --------------
                                                                    104,127,200
-------------------------------------------------------------------------------
PUBLISHING-NEWS -- 0.2%
    128,500   Dow Jones & Co., Inc.*                                  9,412,625
-------------------------------------------------------------------------------
SEMICONDUCTORS -- 3.6%
    529,400   Advanced Micro Devices, Inc.*                          40,896,150
    475,800   Kemet Corp.*                                           11,924,737
    480,200   Micron Technology, Inc.*                               42,287,612
    444,900   National Semiconductor Corp.*                          25,248,075
    516,450   Vishay Intertechnology, Inc.*                          19,592,822
                                                                 --------------
                                                                    139,949,396
-------------------------------------------------------------------------------
SEMICONDUCTORS-COMMUNICATIONS -- 6.8%
    298,300   Altera Corp.*                                          30,407,956
    193,100   Applied Micro Circuits Corp.*                          19,068,625
     85,900   Conexant Systems, Inc.*                                 4,176,888
    507,600   Cypress Semiconductor Corp.*                           21,446,100
    407,000   Micrel, Inc.*                                          17,679,062
    100,700   PMC-Sierra, Inc.*                                      17,893,131
     48,600   RF Micro Devices, Inc.*                                 4,258,575
    217,800   Semtech Corp.*                                         16,658,297
    772,800   Texas Instruments, Inc.                                53,081,700
    159,450   Transwitch Corp.*                                      12,307,547
     56,600   TriQuint Semiconductor, Inc.*                           5,415,912
    134,200   Vitesse Semiconductor Corp.*                            9,872,088
    706,200   Xilinx, Inc.*                                          58,305,637
                                                                 --------------
                                                                    270,571,518
-------------------------------------------------------------------------------
SEMICONDUCTORS-EQUIPMENT -- 3.2%
     58,200   Advanced Energy Industries, Inc.*                       3,430,163
    318,839   Agilent Technologies, Inc.*                            23,514,376
    387,400   Applied Materials, Inc.*                               35,108,125
    267,600   Credence Systems Corp.*                                14,768,175
    221,800   KLA-Tencor Corp.*                                      12,989,163
    289,800   Lam Research Corp.*                                    10,867,500
     89,600   Novellus Systems, Inc.*                                 5,068,000
    277,500   Teradyne, Inc.*                                        20,396,250
                                                                 --------------
                                                                    126,141,752
-------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
    198,075   AT & T Corp.                                            6,264,122
    191,400   AT & T Wireless Group*                                  5,335,275
    216,000   McLeodUSA, Inc.*                                        4,468,500
    822,300   Qwest Comm. Int'l., Inc.*                              40,858,031
    153,700   U S West, Inc.                                         13,179,775
                                                                 --------------
                                                                     70,105,703
-------------------------------------------------------------------------------
TELECOMMUNICATIONS-EQUIPMENT -- 13.1%
    234,500   American Tower Corp.*                                   9,775,719
    112,000   Bookham Technology PLC*                                 6,636,000
     66,700   Brocade Comm. Systems, Inc.*                           12,238,408
    110,400   Ciena Corp.*                                           18,402,300
  2,164,000   Cisco Systems, Inc.*                                  137,549,250
     74,500   Copper Mountain Networks, Inc.*                         6,565,312
    209,300   Crown Castle Corp.*                                     7,639,450
     86,800   GlobeSpan, Inc.*                                       10,596,381
    404,568   JDS Uniphase Corp.*                                    48,497,589
     85,800   Juniper Networks, Inc.*                                12,489,262
    665,500   Nokia Corp.                                            33,233,406
  1,548,600   Nortel Networks Corp.                                 105,691,950
    227,700   Paradyne Networks, Inc.*                                7,414,481
     95,000   Pinnacle Hldgs., Inc.*                                  5,130,000
    146,600   Proxim, Inc.*                                          14,508,819
    271,600   QUALCOMM, Inc.*                                        16,296,000
     51,200   Redback Networks, Inc.*                                 9,113,600
    405,300   Scientific Atlanta, Inc.                               30,194,850
     72,000   SDL, Inc.*                                             20,533,500
    122,400   Silicon Image, Inc.*                                    6,104,700
                                                                 --------------
                                                                    518,610,977
-------------------------------------------------------------------------------
TELECOMMUNICATIONS-SPECIALTY -- 3.9%
    125,500   Advanced Fibre Comm., Inc.*                             5,686,719
    730,400   Exodus Comm., Inc.*                                    33,644,050
     83,600   InfoSpace, Inc.*                                        4,618,900
    184,800   Level 3 Comm., Inc.*                                   16,262,400
    243,800   Nextel Comm., Inc.*                                    14,917,513
    337,900   Nextel Partners, Inc.*                                 11,002,869
    222,200   NEXTLINK Comm., Inc.*                                   8,429,712
     42,000   Phone.com, Inc.*                                        2,735,250
    242,400   Primus Telecomm. Group, Inc.*                           6,029,700
    347,200   Sprint Corp.                                           20,658,400
    106,000   Triton PCS Hldgs., Inc.*                                6,121,500
     42,000   Williams Comm. Group*                                   1,393,875
    192,600   Yahoo, Inc.*                                           23,858,325
                                                                 --------------
                                                                    155,359,213
-------------------------------------------------------------------------------
UTILITIES-ELECTRIC -- 0.1%
     55,200   Calpine Corp.*                                          3,629,400
-------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
               (COST $2,510,434,127)                              3,802,605,836
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
See notes to financial statements.             * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
-------------------------------------------------------------------------------
Principal
 Amount                                                                   Value
-------------------------------------------------------------------------------
$29,000,000   Duke Capital Corp.
               7.00%, due 7/5/00                                 $   28,977,444
 32,000,000   UBS Fin. (Delaware), Inc.
               6.92%, due 7/5/00                                     31,975,396
-------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $60,952,840)                                    60,952,840
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
-------------------------------------------------------------------------------
$74,368,000   State Street Bank & Trust Co.
               repurchase agreement, dated
               6/30/00, maturity value $74,408,593
               at 6.55% due 7/3/00(1)
                 (COST $74,368,000)                              $   74,368,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
  (COST $2,645,754,967)                                           3,937,926,676
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 0.4%                                           14,563,276
-------------------------------------------------------------------------------
NET ASSETS -- 100%                                               $3,952,489,952
-------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.


-------------------------------------------------------------------------------
                                             See notes to financial statements.
10

---------------------
FINANCIAL STATEMENTS
--------------------

O THE GUARDIAN PARK AVENUE FUND

-------------------------------------------------------------------------------
Statement of Assets and Liabilities
-------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments, at market (cost $2,645,754,967)                 $3,937,926,676
    Receivable for securities sold                                   64,948,647
    Receivable for fund shares sold                                   8,803,964
    Dividends receivable                                                428,991
    Interest receivable                                                  13,785
    Other assets                                                          4,582
                                                                 --------------
        TOTAL ASSETS                                              4,012,126,645
                                                                 --------------
LIABILITIES
    Payable for securities purchased                                 45,234,931
    Due to custodian                                                  6,825,067
    Payable for fund shares redeemed                                  4,626,730
    Accrued expenses                                                    351,829
    Due to affiliates                                                 2,598,136
                                                                 --------------
        TOTAL LIABILITIES                                            59,636,693
                                                                 --------------
        NET ASSETS                                               $3,952,489,952
                                                                 --------------
COMPONENTS OF NET ASSETS
    Shares of beneficial interest, at par                              $648,249
    Additional paid-in capital                                    2,319,184,573
    Overdistributed net investment income                            (6,049,525)
    Accumulated net realized gain on investments                    346,534,946
    Net unrealized appreciation of investments                    1,292,171,709
                                                                 --------------
        NET ASSETS                                               $3,952,489,952
                                                                 --------------
NET ASSETS:
      Class A                                                    $3,402,685,471
      Class B                                                    $  549,804,481
SHARES OF BENEFICIAL INTEREST OUTSTANDING - $0.01 PAR VALUE
      Class A                                                        55,661,460
      Class B                                                         9,163,471
NET ASSET VALUE PER SHARE
      Class A                                                            $61.13
      Class B                                                            $60.00
MAXIMUM OFFERING PRICE PER SHARE
      Class A Only (Net Asset Value x 104.71%)*                          $64.01

* Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.

-------------------------------------------------------------------------------
Statement of Operations
-------------------------------------------------------------------------------
Six Months Ended June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                                                    $    6,182,998
    Interest                                                          5,040,103
    Less: Foreign tax withheld                                          (79,965)
                                                                 --------------
    TOTAL INCOME                                                     11,143,136
                                                                 --------------
EXPENSES:
    Investment advisory fees-- Note 2                                 9,762,615
    Administrative fees - Class A-- Note 2                            3,232,928
    Administrative fees - Class B-- Note 2                              660,775
    12b-1 fees - Class B-- Note 3                                     1,982,324
    Transfer agent fees - Class A                                     1,040,031
    Transfer agent fees - Class B                                       304,211
    Custodian fees                                                      206,144
    Printing expense                                                    173,913
    Registration fees                                                    44,809
    Legal fees                                                           23,990
    Audit fees                                                           11,373
    Trustees' fees-- Note 2                                               9,448
    Loan commitment fees-- Note 7                                         5,407
    Insurance expense                                                     3,761
    Other                                                                   350
                                                                 --------------
    TOTAL EXPENSES                                                   17,462,079
                                                                 --------------
  NET INVESTMENT LOSS                                                (6,318,943)
                                                                 --------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS -- NOTE 5
    Net realized gain on investments-- Note 1                       210,295,489
    Net change in unrealized appreciation of
      investments-- Note 5                                          (92,122,693)
                                                                 --------------
    NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS                                                118,172,796
                                                                 --------------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                                            $  111,853,853
                                                                 --------------

-------------------------------------------------------------------------------
See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
(Continued)


-------------------------------------------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                                  Six Months       Year Ended
                                                    Ended          December 31,
                                                June 30, 2000         1999
                                                 (Unaudited)        (Audited)
-------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income/(loss)                $  (6,318,943)   $    4,244,467
    Net realized gain on investments              210,295,489       507,876,945
    Net change in unrealized
      appreciation of investments                 (92,122,693)      419,284,130
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                 111,853,853       931,405,542
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income
      Class A                                           --           (4,338,070)
      Class B                                           --                 --
    Net realized gain on investments
      Class A                                           --         (389,011,284)
      Class B                                           --          (59,152,111)
-------------------------------------------------------------------------------
TOTAL DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS                                          --         (452,501,465)
-------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
    Net decrease in net
      assets from capital share
      transactions -- Note 6                       (1,849,377)      (16,675,323)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        110,004,476       462,228,754

NET ASSETS:
Beginning of period                             3,842,485,476     3,380,256,722
-------------------------------------------------------------------------------
End of period*                                 $3,952,489,952    $3,842,485,476
-------------------------------------------------------------------------------

* Includes undistributed/
    (overdistributed) net
    investment income of                       $   (6,049,525)   $      269,418

-------------------------------------------------------------------------------
                                             See notes to financial statements.
12

---------------------
NOTES TO
FINANCIAL STATEMENTS
---------------------
June 30, 2000 (Unaudited)

THE GUARDIAN PARK AVENUE FUND

NOTE 1. ACCOUNTING POLICIES

     The Guardian Park Avenue Fund (the Fund or GPAF) is a series of The Park Avenue Portfolio, which is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Significant accounting policies of the Fund are as follows:

     As of June 30, 2000, the Fund offers three classes of shares. Class A shares are sold with an initial sales load of up to 4.50% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets, and a contingent deferred sales load
(CDSL) of up to 3% imposed on certain redemptions. Institutional Class shares are offered at net asset value, without an initial or contingent deferred sales load. All three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     Equity and debt securities listed on domestic or foreign securities exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Pursuant to valuation procedures approved by the Board of Trustees, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available (such as mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

     Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2000, distribution, administrative and transfer agent fees were the only class-specific expenses.

Foreign Currency Translation

     GPAF is permitted to buy international securities that are not U.S. dollar-denominated. GPAF's books and records are maintained in U.S. dollars as follows:

          (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

          (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations.

     Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currencies. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gain on foreign currencies. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency as of June 30, 2000 are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities in foreign currencies based on the applicable exchange rate in effect at the end of period.

Forward Foreign Currency Contracts

     GPAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GPAF. When a forward contract is closed, GPAF will record a realized gain or loss equal to the difference between the value of the forward contract at the time it was opened and the value at the time it was closed. Such amount is recorded in net realized gain or loss on foreign currencies. GPAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividends and Distributions to Shareholders

     GPAF distributes each year as dividends or capital gain distributions substantially all realized earnings by the Fund, if any.

     All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles
(GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     The Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code (Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

     Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 for each meeting of the Board of Trustees. An annual fee of $1,000 is also paid to each such Trustee. GISC pays compensation to the Trustees who are interested persons. Certain officers and Trustees of the Fund are affiliated with GISC.

Administrative Services Agreement

     Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of the Class A and Class B shares, the Fund pays GISC an administrative service fee at an annual rate of .25% of the average daily net assets for which a "dealer of record" has been designated. For the six months ended June 30, 2000, GPAF Class A shares paid an annualized rate of .19% of its average daily net assets under the Administrative Services Agreement.

NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $137,622 for the six months ended June 30, 2000.

     Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

     GISC is entitled to retain any CDSL imposed on certain redemptions on Class B shares. For the six months ended June 30, 2000, GISC received CDSL charges of $376,728.

NOTE 4. REPURCHASE AGREEMENTS

     Collateral under repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $1,904,776,427 and $1,930,706,222, respectively, during the six months ended June 30, 2000.

     The cost of investments owned at June 30, 2000 for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

     Gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2000 aggregated $1,356,053,595 and $63,881,886, respectively, resulting in net unrealized appreciation of $1,292,171,709.

NOTE 6. SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized. As of June 30, 2000, such shares were divided into three classes, designated as Class A, Class B and Institutional Class shares. Through June 30, 2000, no Institutional Class shares of the Fund were sold. Transactions in shares of beneficial interest were as follows:

                                         Six Months                                      Six Months
                                            Ended                Year Ended                 Ended                     Year Ended
                                        June 30, 2000         December 31, 1999         June 30, 2000              December 31, 1999
                                         (Unaudited)              (Audited)              (Unaudited)                   (Audited)
------------------------------------------------------------------------------------------------------------------------------------
                                                      Shares                                             Amount
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                              11,051,887              27,359,054              $ 672,716,374             $  1,374,220,548
Shares issued in reinvestment of
  dividends and distributions                    --               6,674,168                         --                  378,300,756
Shares repurchased                      (11,512,581)            (35,553,998)              (703,880,598)              (1,831,479,707)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE                               (460,694)             (1,520,776)             $ (31,164,224)            $    (78,958,403)
===================================================================================================================================

CLASS B
Shares sold                                 977,507               1,278,710              $  58,229,373             $     68,200,561
Shares issued in reinvestment of
  distributions                                  --               1,003,393                         --                   56,213,737
Shares repurchased                         (483,619)             (1,161,774)               (28,914,526)                 (62,131,218)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                493,888               1,120,329              $  29,314,847             $     62,283,080
===================================================================================================================================


NOTE 7. LINE OF CREDIT

     A $100,000,000 line of credit available to The Guardian Park Avenue Fund and the other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360-day basis per annum. For the six months ended June 30, 2000 the Fund did not borrow against this line of credit.

     The Fund is obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

O The Guardian Park Avenue Fund

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

                                              -----------------------------------------------------------------------------------
                                                                                     CLASS A
                                              ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                          Year Ended December 31, (Audited)
                                              June 30, 2000      ----------------------------------------------------------------
                                               (Unaudited)        1999          1998           1997          1996           1995
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $59.42         $51.88        $46.12         $37.91        $33.97         $26.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income/(loss)                     (0.06)          0.13          0.35           0.40          0.42           0.33
  Net realized and unrealized
    gain on investments                             1.77          15.04          9.38          12.61          8.41           8.87
----------------------------------------------------------------------------------------------------------------------------------
  Net increase from
    investment operations                           1.71          15.17          9.73          13.01          8.83           9.20
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
  Net investment income                            --             (0.08)        (0.34)         (0.39)        (0.42)         (0.33)
  Distributions in excess of net
    investment income                              --             --            --             --            (0.01)         --
  Net realized gain on investments                 --             (7.55)        (3.63)         (4.41)        (4.46)         (1.79)
----------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions                --             (7.63)        (3.97)         (4.80)        (4.89)         (2.12)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $61.13         $59.42        $51.88         $46.12        $37.91         $33.97
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                       2.88 %        30.25%        21.30%         34.85%        26.49%         34.28%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)                           $3,402,685     $3,334,722    $2,990,767     $2,312,632    $1,392,186       $972,275
  Ratio of expenses to average
    net assets                                      0.78 %(a)      0.77%         0.78%          0.79%         0.79%          0.81%
  Ratio of net investment income/(loss)
    to average net assets                          (0.20)%(a)      0.24%         0.72%          0.95%         1.19%          1.07%
  Portfolio turnover rate                             51 %           74%           55%            50%           81%            78%
----------------------------------------------------------------------------------------------------------------------------------

*    Excludes effect of sales load.

(a)  Annualized.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

O The Guardian Park Avenue Fund

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
                                             --------------------------------------------------------------------------------------
                                                                                  CLASS B
                                             --------------------------------------------------------------------------------------
                                              Six Months
                                                 Ended                Year Ended December 31, (Audited)              May 1, 1996+
                                             June 30, 2000       ------------------------------------------         to December 31,
                                              (Unaudited)          1999              1998             1997          1996 (Audited)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $58.57           $51.59            $46.02           $37.90            $36.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income/(loss)                    (0.29)           (0.31)            (0.08)            0.00              0.05
  Net realized and unrealized gain
    on investments                                 1.72            14.84              9.28            12.54              6.10
  Net increase from
    investment operations                          1.43            14.53              9.20            12.54              6.15
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
  Net investment income                            --               --                --              (0.01)            (0.05)
  Net realized gain on investments                 --              (7.55)            (3.63)           (4.41)            (4.46)
------------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions                --              (7.55)            (3.63)           (4.42)            (4.51)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $60.00           $58.57            $51.59           $46.02            $37.90
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                      2.44 %          29.13 %           20.16 %          33.53 %           17.35 %
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)                            $549,804         $507,764          $389,489         $201,746           $36,006
  Ratio of expenses to average
    net assets                                     1.64 %(a)        1.67 %            1.70 %           1.73%             1.77%(a)
  Ratio of net investment income/(loss)
    to average net assets                         (1.06)%(a)       (0.66)%           (0.21)%           0.00%             0.04%(a)
  Portfolio turnover rate                            51 %             74 %              55 %             50%               81%
------------------------------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Excludes effect of sales load.

(a)  Annualized.

--------------------------------------------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
----------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

        ASSETS
            Shares owned in underlying fund--Note 1.............................
            Net asset value per share (NAV).....................................
               Total Assets (Shares x NAV)......................................

        LIABILITIES
            Risk charges and other liabilities..................................
        NET ASSETS--NOTE 3......................................................

        FIFO Cost...............................................................

--------------------------------------------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
----------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

        INVESTMENT INCOME
            Income:
               Reinvested dividends.............................................
            Expenses--Note 4:
               Mortality and expense risk charges...............................
               Net investment income/(expense)..................................


        REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
            Realized gain/(loss) from sale of investments:
               Net realized gain/(loss) from sale of investments................
               Reinvested realized gain distributions...........................
               Net realized gain/(loss) on investments..........................
            Net change in unrealized appreciation/(depreciation) of investments
               Net realized and unrealized gain/(loss) from investments.........
        NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                        INVESTMENT DIVISIONS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               VALUE LINE
                                                            VALUE LINE          LEVERAGED          VALUE LINE
  GUARDIAN                               VALUE LINE           SPECIAL            GROWTH          U.S. GOVERNMENT       VALUE LINE
 PARK AVENUE         VALUE LINE            INCOME           SITUATIONS          INVESTORS          SECURITIES            CASH
------------------------------------------------------------------------------------------------------------------------------------
   4,063,141             402,115            725,329             38,123            121,613            668,300           18,187,291
       61.13               26.10              10.36              29.28              59.07              10.63                 1.00
------------         -----------         ----------         ----------         ----------         ----------          -----------
$248,379,818         $10,495,188         $7,514,413         $1,116,242         $7,183,703         $7,104,028          $18,187,291


     165,189              14,301             47,130              2,811              8,317             10,607            3,164,708
------------         -----------         ----------         ----------         ----------         ----------          -----------
$248,214,629         $10,480,887         $7,467,283         $1,113,431         $7,175,386         $7,093,421          $15,022,583


$162,101,989         $ 7,545,970         $6,142,063         $  749,925         $4,031,064         $7,393,929          $18,187,291
============         ===========         ==========         ==========         ==========         ==========          ===========












$       --           $      --           $   47,790         $     --           $     --           $  226,069          $   527,005

   1,266,219              52,337             39,181              6,074             37,203             39,814              168,578
------------         -----------         ----------         ----------         ----------         ----------          -----------
  (1,266,219)            (52,337)             8,609             (6,074)           (37,203)           186,255              358,427
------------         -----------         ----------         ----------         ----------         ----------          -----------




  10,861,279             264,593            436,485             26,576            630,840           (121,651)                --
          --                --                 --                  --                --                 --                   --
------------         -----------         ----------         ----------         ----------         ----------          -----------
  10,861,279             264,593            436,485             26,576            630,840           (121,651)                --
  (3,300,513)           (341,338)          (256,567)            49,758           (441,992)           123,182                 --
------------         -----------         ----------         ----------         ----------         ----------          -----------
   7,560,766             (76,745)           179,918             76,334            188,848              1,531                 --
------------         -----------         ----------         ----------         ----------         ----------          -----------
$  6,294,547         $  (129,082)        $  188,527         $   70,260         $  151,645         $  187,786          $   358,427
============         ===========         ==========         ==========         ==========         ==========          ===========


                                                 See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
----------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999 (AUDITED)
AND SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

1999 INCREASE/(DECREASE) FROM OPERATIONS
    Net investment income/(expense).............................................
    Net realized gain/(loss) from sale of investments...........................
    Reinvested realized gain distributions......................................
    Net change in unrealized appreciation/(depreciation) of investments.........
    Net increase/(decrease) resulting from operations...........................

CONTRACT TRANSACTIONS
    Net contract purchase payments..............................................
    Transfers between investment divisions......................................
    Administrative charges--Note 4..............................................
    Redemptions and annuity benefits............................................
    Transfers--other............................................................
    Net increase/(decrease) from contract transactions..........................
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD..................
TOTAL INCREASE/(DECREASE) IN NET ASSETS.........................................
    NET ASSETS AT DECEMBER 31, 1998.............................................
    NET ASSETS AT DECEMBER 31, 1999.............................................

2000 INCREASE/(DECREASE) FROM OPERATIONS
    Net investment income/(expense).............................................
    Net realized gain/(loss) from sale of investments...........................
    Reinvested realized gain distributions......................................
    Net change in unrealized appreciation/(depreciation) of investments.........
    Net increase/(decrease) resulting from operations...........................

CONTRACT TRANSACTIONS
    Net contract purchase payments..............................................
    Transfers between investment divisions......................................
    Administrative charges--Note 4..............................................
    Redemptions and annuity benefits............................................
    Transfers--other............................................................
    Net increase/(decrease) from contract transactions..........................
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD..................
TOTAL INCREASE/(DECREASE) IN NET ASSETS.........................................
    NET ASSETS AT DECEMBER 31, 1999.............................................
    NET ASSETS AT JUNE 30, 2000--NOTE 3.........................................


                       See notes to financial statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENT DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    VALUE LINE
                                                                     VALUE LINE      LEVERAGED         VALUE LINE
   GUARDIAN                                    VALUE LINE             SPECIAL         GROWTH         U.S. GOVERNMENT     VALUE LINE
 PARK AVENUE           VALUE LINE               INCOME               SITUATIONS      INVESTORS         SECURITIES           CASH
------------------------------------------------------------------------------------------------------------------------------------
$ (1,949,363)         $  (103,185)            $     2,488           $  (11,056)      $  (75,360)      $   422,519       $   646,037
  26,053,463              467,906                 290,346               13,080          557,770           (49,624)             --
  29,374,403              911,384               1,196,431               51,149          667,087              --                --
   5,332,981            1,054,499                 209,585              314,595          769,651          (587,849)             --
------------          -----------             -----------           ----------       ----------       -----------       -----------
  58,811,484            2,330,604               1,698,850              367,768        1,919,148          (214,954)          646,037
------------          -----------             -----------           ----------       ----------       -----------       -----------


   1,740,907              154,190                 139,713                6,015           45,045           248,390           273,779
  (4,977,698)             (66,701)                408,644              192,943           43,024           544,964         3,854,824
    (128,670)              (7,161)                 (5,113)                (832)          (4,099)           (6,570)          (14,907)
 (34,060,477)            (953,742)               (739,794)             (44,608)        (797,478)       (1,602,978)       (4,592,068)
      10,753                  765                     311                   29             (948)              111               (46)
------------          -----------             -----------           ----------       ----------       -----------       -----------
 (37,415,185)            (872,649)               (196,239)             153,547         (714,456)         (816,083)         (478,418)
------------          -----------             -----------           ----------       ----------       -----------       -----------
        --                   --                      --                   --               --                --              92,804
------------          -----------             -----------           ----------       ----------       -----------       -----------
  21,396,299            1,457,955               1,502,611              521,315        1,204,692        (1,031,037)          260,423
 231,326,980            9,696,297               7,029,001              510,555        6,772,573        10,185,726        17,792,117
------------          -----------             -----------           ----------       ----------       -----------       -----------
$252,723,279          $11,154,252             $ 8,531,612           $1,031,870       $7,977,265       $ 9,154,689       $18,052,540
============          ===========             ===========           ==========       ==========       ===========       ===========


$ (1,266,219)         $   (52,337)            $     8,609           $   (6,074)      $  (37,203)      $   186,255       $   358,427
  10,861,279              264,593                 436,485               26,576          630,840          (121,651)             --
  (3,300,513)            (341,338)               (256,567)              49,758         (441,992)          123,182              --
------------          -----------             -----------           ----------       ----------       -----------       -----------
   6,294,547             (129,082)                188,527               70,260          151,645           187,786           358,427
------------          -----------             -----------           ----------       ----------       -----------       -----------


   1,051,188               54,808                  18,975                5,856           24,758            69,513           111,359
   3,221,934              108,968                (468,553)              49,211           (8,164)       (1,103,156)       (1,804,251)
     (79,692)              (4,405)                 (3,266)                (582)          (2,819)           (3,309)           (7,541)
 (14,990,890)            (700,827)               (800,183)             (43,407)        (967,222)       (1,211,889)       (1,793,795)
      (5,737)              (2,827)                    171                  223              (77)             (213)              134
------------          -----------             -----------           ----------       ----------       -----------       -----------
 (10,803,197)            (544,283)             (1,252,856)              11,301         (953,524)       (2,249,054)       (3,494,094)
------------          -----------             -----------           ----------       ----------       -----------       -----------
        --                   --                      --                   --               --                --             105,710
------------          -----------             -----------           ----------       ----------       -----------       -----------
  (4,508,650)            (673,365)             (1,064,329)              81,561         (801,879)       (2,061,268)       (3,029,957)
 252,723,279           11,154,252               8,531,612            1,031,870        7,977,265         9,154,689        18,052,540
------------          -----------             -----------           ----------       ----------       -----------       -----------
$248,214,629          $10,480,887             $ 7,467,283           $1,113,431       $7,175,386       $ 7,093,421       $15,022,583
============          ===========             ===========           ==========       ==========       ===========       ===========


                                                 See notes to financial statements.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                            JUNE 30, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian/Value Line Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 6, 1980. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net contract purchase payments to one or more investment divisions within the Account or to the Fixed Rate Option
(FRO). Amounts allocated to the FRO are maintained by GIAC in its general account. The Guardian Park Avenue Fund, one of the investment options available under the contracts, has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. A tax-qualified investment division and a non-tax-qualified investment division have been established within each investment option available in the Account.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Account.

Investments

     (a) Net proceeds of payments made by contractowners to the Account are invested by the Account's investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

     (b) The market value of investments is based on the net asset value of the respective Funds as of their close of business on the valuation date.

     (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

     (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

     The operations of the Account are part of the operations of GIAC and as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     Owners of non-tax-qualified contracts are taxed directly on the investment income and realized capital gains distributed by the underlying mutual funds to the Account's non-tax-qualified divisions.

NOTE 3 -- NET ASSETS, JUNE 30, 2000 (UNAUDITED)

                                                                                  UNITS             ACCUMULATION          TOTAL
                                                                               OUTSTANDING           UNIT VALUE         UNIT VALUE
                                                                              -------------         ------------       ------------
TAX-QUALIFIED ACCOUNTS
  The Guardian Park Avenue Fund ...........................................   1,088,867.719          $226.525151       $246,655,924
  Value Line Fund, Inc. ...................................................     108,742.558            96.242339         10,465,638
  Value Line Income and Growth Fund, Inc. .................................      74,406.386            99.529438          7,405,626
  The Value Line Special Situations Fund, Inc. ............................      15,266.619            72.932377          1,113,431
  Value Line Leveraged Growth Investors Fund, Inc. ........................      46,593.204           151.544511          7,060,944
  Value Line U.S. Government Securities Fund, Inc. ........................     141,995.428            47.334763          6,721,320
  The Value Line Cash Fund, Inc. ..........................................     487,412.376            29.842649         14,545,677

NON-TAX-QUALIFIED ACCOUNTS
  The Guardian Park Avenue Fund ...........................................         206.007           206.737004             42,589
  Value Line Fund, Inc. ...................................................            --              82.877450               --
  Value Line Income and Growth Fund, Inc. .................................            --              93.741034               --
  The Value Line Special Situations Fund, Inc. ............................            --              72.579306               --
  Value Line Leveraged Growth Investors Fund, Inc. ........................          65.728           151.331548              9,947
  Value Line U.S. Government Securities Fund, Inc. ........................            --              47.336299               --
  The Value Line Cash Fund, Inc. ..........................................         761.734            29.842649             22,732
                                                                                                                       ------------
                                                                                                                        294,043,828

  Contracts receiving annuity payments ....................................                                               2,523,792
                                                                                                                       ------------
  Total Net Assets ........................................................                                            $296,567,620
                                                                                                                       ============


NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES

     Contractual charges paid to GIAC include:

     (1) an annual fee to cover GIAC's administrative expenses to be deducted on each contract anniversary before annuitization and upon surrender prior to annuitization. Such charge is $30 for a Single Purchase Payment Contract and $35 for a Flexible Purchase Payment Contract. The total amount of these charges for the period ended June 30, 2000 was $101,614.

     (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1% of the average daily net assets applicable to contractowners; the total annual charge for the period ended June 30, 2000 was $1,609,406.

     (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years; contingent deferred sales charges for the period ended June 30, 2000 amounted to $53,740; and,

     (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

     Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                                      JUNE 30,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                       2000            1999              1998              1997            1996
                                                    -----------     -----------       -----------       -----------     -----------
TAX-QUALIFIED ACCOUNTS
  The Guardian Park Avenue Fund ..................  $226.525151     $221.273308       $171.570338       $142.844239     $106.975783
  Value Line Fund, Inc. ..........................    96.242339       97.272359         77.512813         65.095659       54.067255
  Value Line Income and Growth Fund, Inc. ........    99.529438       96.917599         78.095792         61.696713       52.560176
  The Value Line Special Situations
    Fund, Inc. ...................................    72.932377       67.809755         42.360815         32.938107       25.181424
  Value Line Leveraged Growth Investors,
    Fund Inc. ....................................   151.544511      149.480887        115.251491         83.359180       68.003247
  Value Line U.S. Government Securities
    Fund, Inc. ...................................    47.334763       46.162339         47.162071         44.232575       40.899347
  The Value Line Cash Fund, Inc. .................    29.842649       29.183200         28.118022         27.033761       25.974172

NON-TAX-QUALIFIED ACCOUNTS
  The Guardian Park Avenue Fund ..................   206.737004      201.943931        156.582788        130.366067       97.630911
  Value Line Fund, Inc. ..........................    82.877450       83.764438         66.748835         56.056010       46.559081
  Value Line Income and Growth Fund, Inc. ........    93.741034       91.281093         73.553931         58.108568       49.503397
  The Value Line Special Situations Fund, Inc. ...    72.579306       67.481488         42.155748         32.778671       25.059541
  Value Line Leveraged Growth Investors, Inc. ....   151.331578      149.270845        115.095887         83.242057       67.907692
  Value Line U.S. Government Securities
    Fund, Inc. ...................................    47.336299       46.163837         47.163601         44.234002       40.900662
  The Value Line Cash Fund, Inc. .................    29.842649       29.182947         28.118022         27.033761       25.974172

NOTE 6 -- PURCHASES AND SALES

     During the six months ended June 30, 2000 and the year ended December 31, 1999, purchases and sales of shares of the Funds were as follows:

                                                                      PURCHASES        PURCHASES          SALES           SALES
                                                                       JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                                        2000             1999             2000             1999
                                                                      ----------       -----------     ------------     ------------
The Guardian Park Avenue Fund .....................................   $4,021,121       $33,099,126     $ 16,154,318      $42,942,560
Value Line Fund, Inc. .............................................      267,911         1,144,309          862,193        1,205,574
Value Line Income and Growth Fund, Inc. ...........................      140,107         1,960,323        1,345,173          959,085
The Value Line Special Situations Fund, Inc. ......................       71,933           249,997           70,633           55,301
Value Line Leveraged Growth Investors Fund, Inc. ..................       55,855           804,132        1,049,378          921,501
Value Line U.S. Government Securities Fund, Inc. ..................      419,699         1,712,234        2,482,684        2,091,920
The Value Line Cash Fund, Inc. ....................................    3,335,212        10,274,443        6,302,301        9,587,243
                                                                      ----------       -----------      -----------      -----------
    Total                                                             $8,311,838       $49,244,564      $28,266,680      $57,763,184
                                                                      ==========       ===========      ===========      ===========

NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------

                                      THE GUARDIAN VARIABLE ACCOUNT 1

                                    STATEMENT OF ASSETS AND LIABILITIES
                                         JUNE 30, 2000 (UNAUDITED)

ASSETS
  Investment in The Guardian Park Avenue Fund (1,114,830
    shares at net asset value of $61.13 per share; FIFO
    Cost, $41,840,185) ...............................................   $68,149,553
LIABILITIES
  Due to The Guardian Insurance & Annuity Company, Inc. ..............       (61,203)
                                                                         -----------
NET ASSETS-- NOTE 3 ..................................................   $68,210,756
                                                                         ===========


                                         STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME
  Income:
    Reinvested dividends .............................................   $      --
  Expense:
    Mortality and expense risk charges-- Note 4 ......................       344,749
                                                                         -----------
  Net investment income/(expense) ....................................      (344,749)
                                                                         -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
  Net realized gain/(loss) from sale of investments ..................     6,901,762
  Reinvested realized gain distributions .............................          --
Net change in unrealized appreciation/(depreciation) of investments ..    (5,010,071)
                                                                         -----------
  Net realized and unrealized gain/(loss) from investments ...........     1,891,691
                                                                         -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 1,546,942
                                                                         ===========

                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS        YEAR ENDED
                                                                             ENDED          DECEMBER 31,
                                                                         JUNE 30, 2000        1999
                                                                          (UNAUDITED)        (AUDITED)
                                                                         -------------    --------------
INCREASE/(DECREASE) FROM OPERATIONS
  Net investment income/(expense) .....................................  $   (344,749)     $  (623,820)
  Net realized gain/(loss) from sale of investments ...................     6,901,762        7,470,384
  Reinvested realized gain distributions ..............................                      8,278,898
  Net change in unrealized appreciation/(depreciation) of investments .    (5,010,071)       1,358,291
                                                                         ------------      -----------
  Net increase/(decrease) resulting from operations ...................     1,546,942       16,483,753
                                                                         ------------      -----------
CONTRACT TRANSACTIONS
  Net contract purchase payments ......................................        26,839          120,711
  Redemptions and annuity benefits ....................................    (5,011,099)      (8,242,103)
                                                                         ------------      -----------
  Net increase/(decrease) from contract transactions ..................    (4,984,260)      (8,121,392)
                                                                         ------------      -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD ........       344,220          484,831
                                                                         ------------      -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ...............................    (3,093,098)       8,847,192
NET ASSETS AT DECEMBER 31, 1999 .......................................    71,303,854       62,456,662
                                                                         ------------      -----------
NET ASSETS AT JUNE 30, 2000-- NOTE 3 ..................................  $ 68,210,756      $71,303,854
                                                                         ============      ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      THE GUARDIAN VARIABLE ACCOUNT 2

                                    STATEMENT OF ASSETS AND LIABILITIES
                                         JUNE 30, 2000 (UNAUDITED)

ASSETS
  Investment in The Guardian Park Avenue Fund (352,160 shares at net asset
    value of $61.13 per share; FIFO Cost, $11,578,934) ................................   $ 21,527,518
LIABILITIES
  Due to The Guardian Insurance & Annuity Company, Inc. ...............................         43,340
                                                                                          ------------
NET ASSETS-- NOTE 3 ...................................................................   $ 21,484,178
                                                                                          ============


                                          STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME
  Income:
    Reinvested dividends ..............................................................   $      --
  Expense:
    Mortality and expense risk charges-- Note 4 .......................................        109,942
                                                                                          ------------
  Net investment income/(expense) .....................................................       (109,942)
                                                                                          ------------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
  Net realized gain/(loss) from sale of investments ...................................        669,078
  Reinvested realized gain distributions ..............................................           --
Net change in unrealized appreciation/(depreciation) of investment ....................        (60,484)
                                                                                          ------------
  Net realized and unrealized gain/(loss) from investments ............................        608,594
                                                                                          ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $    498,652
                                                                                          ============


                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS        YEAR ENDED
                                                                           ENDED           DECEMBER 31,
                                                                        JUNE 30, 2000         1999
                                                                         (UNAUDITED)        (AUDITED)
                                                                        -------------     --------------
INCREASE/(DECREASE) FROM OPERATIONS
  Net investment income/(expense) ...................................    $   (109,942)    $   (203,719)
  Net realized gain/(loss) from sale of investments .................         669,078        2,366,869
  Reinvested realized gain distributions ............................            --          2,504,122
  Net change in unrealized appreciation/(depreciation) of investments         (60,484)         317,536
                                                                         ------------     ------------
  Net increase/(decrease) resulting from operations .................         498,652        4,984,808
                                                                         ------------     ------------
CONTRACT TRANSACTIONS
  Net contract purchase payments ....................................           1,342           12,311
  Redemptions and annuity benefits ..................................        (735,764)      (2,768,069)
                                                                         ------------     ------------
  Net increase/(decrease) from contract transactions ................        (734,422)      (2,755,758)
                                                                         ------------     ------------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD ......          94,734          132,382
                                                                         ------------     ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .............................         141,036        2,361,432
NET ASSETS AT DECEMBER 31, 1999 .....................................      21,625,214       19,263,782
                                                                         ------------     ------------
NET ASSETS AT JUNE 30, 2000-- NOTE 3 ................................    $ 21,484,178     $ 21,625,214
                                                                         ============     ============

                                    See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         THE GUARDIAN VARIABLE ACCOUNT 1
                         THE GUARDIAN VARIABLE ACCOUNT 2

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian Variable Account 1 (VA-1) and The Guardian Variable Account 2 (VA-2) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Guardian Park Avenue Fund (the Fund). The Fund has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. The VA-2 Separate Account has two divisions, the VA-2 Division and the VA-19 Division. All VA-2 Separate Account contract payments received subsequent to January 1, 1981 have been allocated to the VA-19 Division.

     Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be changed with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of both VA-1 and VA-2.

   Investments

     (a) Net proceeds from the sale of variable annuity contracts are invested in shares of the Fund at the net asset value of the Fund's shares. All distributions made by the Fund are reinvested in shares of the Fund. (b) The market value of investments in the Fund is based on the net asset value at the close of the period. (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. (d) The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

     During the six months ended June 30, 2000 and the year ended December 31, 1999, VA-1 purchases of shares of the Fund aggregated $3,858,678 and $9,853,899, respectively, and VA-2 purchases aggregated $25,901 and $2,668,395, respectively. Aggregate sales of shares of the fund amounted to $8,982,938 and $9,765,451 for VA-1 and $820,323 and $3,012,812 for VA-2 for the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

   Federal Income Taxes

     The operations of VA-1 and VA-2 are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of VA-1 and VA-2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 3 -- NET ASSETS, JUNE 30, 2000 (UNAUDITED)

     At June 30, 2000, net assets for the VA-1 and VA-2 Separate Accounts are comprised as follows:

                                                                  UNITS          ACCUMULATION           TOTAL UNIT
                                                               OUTSTANDING        UNIT VALUE               VALUE
                                                               -----------       ------------           -----------
VA-1 Separate Account:
  VA-1 Division .............................................   90,728.667         $708.928976          $64,320,181
  Contracts receiving annuity benefits ......................                                             3,890,575
                                                                                                        -----------
                                                                                                        $68,210,756
                                                                                                        ===========
VA-2 Separate Account:
  VA-2 Division .............................................   26,742.717         $641.404199          $17,152,891
  VA-19 Division ............................................    4,430.782          624.301308            2,766,143
                                                                                                        -----------
                                                                                                         19,919,034
  Contracts receiving annuity benefits ......................                                             1,565,144
                                                                                                        -----------
                                                                                                        $21,484,178
                                                                                                        ===========

NOTE 4 -- MORTALITY AND EXPENSE RISK CHARGES

     Charges for mortality and expense risk paid to GIAC are computed daily and are equal to an annual rate of 1% of the average daily net assets. The total annual charge for the six months ended June 30, 2000 was $344,749 for VA-1 and $109,942 for VA-2.

     Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                  JUNE 30,          DECEMBER 31,        DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                    2000               1999                1998                 1997                1996
                                -----------         -----------          -----------         ------------         ------------
VA-1 Separate Account:
  VA-1 Division ............    $708.928976         $692.492916          $536.943448         $447.042768          $334.789490
VA-2 Separate Account:
  VA-2 Division ............    $641.404199         $626.533647          $458.800106         $404.462389          $302.901130
  VA-19 Division ...........    $624.301308         $609.827483          $472.846449         $393.677554          $294.824378

NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO]

GUARDIAN INVESTOR INSURANCE & ANNUITY COMPANY, INC.            BULK RATE MAIL
7 Hanover Square                                               U.S. POSTAGE PAID
New York, New York 10004                                       PERMIT NO. 1104
                                                               CLIFTON, NJ












EB-010248